Transactions with Related Parties (Details Narrative)	2 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended		10 Months Ended	11 Months Ended			12 Months Ended
	Feb. 14, 2022 USD ($)	May 21, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2022 EUR (€)	Jul. 15, 2021 USD ($)	Aug. 31, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Oct. 23, 2024 USD ($)	Nov. 25, 2025 USD ($) shares	Dec. 03, 2024 USD ($)	Nov. 19, 2024 USD ($)	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€) shares	Mar. 13, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Credit adjustment of finance cost													$ 13,000	$ (0)	$ (0)
Leases as lessee, related party transactions													370,000	353,000	349,000
Depreciation, right-of-use assets													328,000	314,000	311,000
Interest expense on lease liabilities													44,000	43,000	28,000
Payment of lease liability - principal and Interest Paid													$ 359,000	357,000	339,000
Repayment of Sellers' Credit			$ 19,000,000.0
Number of shares issued | shares													1,000,000
Consulting Fees Expense													$ 200,000	178,000	275,000
Voting Rights													Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share
consulting fees													$ 0	338,000	365,000
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense													$ 2,321,000	$ 3,425,000	$ 432,000
Proportion of ownership interests held by non-controlling interests													6.20%	1.60%	1.60%
Chairman of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party													27.20%	24.90%	24.90%
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense					$ 1,000
Termination date of the Agreement					Dec. 03, 2024
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee	$ 80,000													$ 80,000
Accrued Directors Compensation													$ 80,000	80,000
Executive Director [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation													$ 180,000	$ 1,706,000
Common Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares														0		0
Common Shares [member] | Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment									$ 500,000
Number of shares issued | shares									1,000,000
Key management personnel compensation, share-based payment date									Dec. 31, 2025
Series B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares													10,300	10,300		10,300
Voting Rights													Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
G L B S Angel [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2016
Vessel type								Kamsarmax
Purchase of property, plant and equipment, classified as Investing activities								$ 27,500,000
Vessel Delivery Date								Nov. 19, 2024
Cash advances and loans made to other parties, classified as investing activities											$ 18,000,000.0
G L B S Gigi [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2014
Vessel type								Kamsarmax
Purchase of property, plant and equipment, classified as Investing activities								$ 26,500,000
Vessel Delivery Date								Dec. 03, 2024
Cash advances and loans made to other parties, classified as investing activities										$ 17,000,000.0
Newbuilding Vessels G L B S Might G L B S Magic [Member]
Disclosure of transactions between related parties [line items]
Amount of one-time cash bonus																	$ 3,000,000.0
One time cash bonus payment		$ 1,500					$ 1,500,000
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €				€ 26,000
Lease expiration date				Aug. 04, 2024
Credit adjustment of finance cost													$ 13,000
Back rent owed | €																€ 34,000
F G Europe I New Rental Agreement [Member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €						€ 27,500
Lease expiration date						Aug. 04, 2027
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €												€ 27,500
Lease expiration date												Dec. 31, 2028
Annual Rental Adjustment												100.00%